Expected credit loss measurement - Economic scenarios and weights applied (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
100% Asset price inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	60.00%	60.00%
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	0.00%
Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	25.00%	25.00%
Global crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	15.00%